Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Year end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates	1	1	1
Year end spot rate [Member] | HK [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates	7.81	7.83	7.85
Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates	1	1	1
Average rate [Member] | HK [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates	7.82	7.84	7.8